Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies
Schedule of aggregate minimum payments under non-cancellable operating leases

December 31,
2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

Schedule of capital commitments

December 31,
2018
(in US$’000)
Property, plant and equipment
Contracted but not provided for	1,498